Commitments, Guarantees and Contingent Liabilities (Tables)	9 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2020 and December 31, 2020, the amounts due are as follows:

	Millions of yen
	March 31, 2020	December 31, 2020
Within one year	¥3,183	¥3,802
More than one year	2,728	2,826

Total	¥5,911	¥6,628

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2020 and December 31, 2020:

	March 31, 2020			December 31, 2020
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥490,839	¥6,065	2026	¥474,217	¥4,769	2027
Transferred loans	355,452	2,371	2060	531,216	4,800	2061
Consumer loans	341,466	41,019	2031	298,624	53,281	2031
Real estate loans	29,235	4,422	2048	10,999	4,184	2048
Other	130	0	2024	672	269	2035

Total	¥1,217,122	¥53,877	—	¥1,315,728	¥67,303	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2020 and December 31, 2020:

	Millions of yen
	March 31, 2020	December 31, 2020
Lease payments, loans and investment in operating leases	¥198,160	¥146,882
Investment in securities	167,800	171,097
Property under facility operations	28,275	27,555
Other assets and other	26,982	26,013

Total	¥421,217	¥371,547